UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-2715

Exact name of registrant as specified in charter:
DELAWARE GROUP STATE TAX-FREE INCOME TRUST

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: February 28

Date of reporting period: August 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Tax-Free Pennsylvania
Fund
August 31, 2007

                                              Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	13
> Other Fund information	17
> About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period March 1, 2007 to August 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 to August 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Pennsylvania Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	3/1/07 to
	3/1/07	8/31/07	Ratios	8/31/07*
Actual Fund Return
Class A	$1,000.00	$991.50	1.02%	$5.12
Class B	1,000.00	988.90	1.79%	8.97
Class C	1,000.00	987.60	1.79%	8.97
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	1,020.06	1.02%	$5.19
Class B	1,000.00	1,016.18	1.79%	9.10
Class C	1,000.00	1,016.18	1.79%	9.10

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/365 (to reflect the one-half year period).

The expenses in the table above includes interest and related expenses which include but are not limited to, interest expense, remarketing fees, liquidity fees, and trustee’s fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

Sector allocation and credit quality breakdown

Delaware Tax-Free Pennsylvania Fund

As of August 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Municipal Bonds	100.93%
Corporate-Backed Revenue Bonds	12.65%
Education Revenue Bonds	13.70%
Electric Revenue Bonds	0.38%
Escrowed to Maturity Bonds	7.29%
Health Care Revenue Bonds	12.26%
Housing Revenue Bonds	2.99%
Lease Revenue Bonds	4.33%
Local General Obligation Bonds	4.27%
Pre-Refunded Bonds	20.63%
Transportation Revenue Bonds	9.24%
Water & Sewer Revenue Bonds	13.19%
Short-Term Investments	0.51%
Total Value of Securities	101.44%
Liabilities Net of Receivables and Other Assets	(1.44% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	45.02%
AA	23.42%
A	12.62%
BBB	16.80%
BB	0.65%
Not Rated	1.49%
Total	100.00%

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

August 31, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 100.93%
Corporate-Backed Revenue Bonds – 12.65%
Allegheny County Industrial
Development Authority
Environmental Improvement
Revenue Refunding (USX 2nd
Project) 5.50% 12/1/29	$13,000,000	$13,087,490
Beaver County Industrial
Development Authority
Pollution Control Revenue
Refunding (Atlantic Richfield
Project) 5.95% 7/1/21	5,100,000	5,157,936
•Bucks County Industrial
Development Authority
Environmental Improvement
Revenue Refunding (USX
Project) 5.40% 11/1/17	2,250,000	2,345,333
Carbon County Industrial
Development Authority
Resource Recovery Revenue
Refunding (Panther Creek
Partners Project)
6.65% 5/1/10 (AMT)	5,640,000	5,852,064
Dauphin County Industrial
Development Authority
Water Revenue (Dauphin
Consolidated Water Supply
Project) Series B 6.70% 6/1/17	1,750,000	2,059,330
Delaware County Industrial
Development Authority Water
Facilities Revenue
(Aqua Income Project) Series C
5.00% 2/1/35 (FGIC) (AMT)	7,670,000	7,688,485
(Philadelphia Suburban Water
Project) 6.00% 6/1/29
(FGIC) (AMT)	3,000,000	3,119,670
Indiana County Industrial
Development Authority
Pollution Control Revenue
Refunding (PSEG Power
Project) 5.85% 6/1/27 (AMT)	3,000,000	3,080,190
Luzerne County Industrial
Development Authority Water
Facilities Revenue (American
Water Co. Project) Series A
5.10% 9/1/34 (AMBAC) (AMT)	15,000,000	15,081,449
Pennsylvania Economic
Development Financing
Authority Solid Waste Disposal
Revenue (Procter & Gamble
Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	11,716,540
		69,188,487
Education Revenue Bonds – 13.70%
Allegheny County Higher
Education Building Authority
Revenue (Carnegie Mellon
University Project)
5.25% 3/1/32	1,900,000	1,946,512
(Chatham College Project)
Series A 5.85% 3/1/22	650,000	672,282
Series A 5.95% 3/1/32	1,000,000	1,026,930
Series B 5.75% 11/15/35	4,000,000	4,080,600
Delaware County Authority
College Revenue (Eastern
College Project) Series B
5.50% 10/1/19	4,175,000	4,220,967
5.50% 10/1/24	2,850,000	2,870,178
(Haverford College Project)
5.75% 11/15/29	1,875,000	1,982,231
Erie Higher Education Building
Authority College Revenue
Refunding (Mercyhurst College
Project) Series B
5.00% 3/15/23	750,000	729,068
Lehigh County General Purpose
Authority Revenue (Desales
University Project)
5.125% 12/15/23 (RADIAN)	5,000,000	4,953,300
Lycoming County Authority
College Revenue (Pennsylvania
College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,174,400
Pennsylvania Economic
Development Financing
Authority School Revenue
(Germantown Friends School
Project) 5.35% 8/15/31	2,820,000	2,879,587
Pennsylvania Higher Educational
Facilities Authority Revenue
(Drexel University Project)
Series A
5.20% 5/1/29	1,500,000	1,526,730
5.20% 5/1/32	1,000,000	1,014,160
(Lafayette College Project)
6.00% 5/1/30	2,500,000	2,619,950
(Philadelphia University Project)
5.00% 6/1/35	1,665,000	1,530,468
(Thomas Jefferson University
Project) 5.00% 1/1/29	1,610,000	1,626,776
Series B 4.125% 9/1/26 (AMBAC)	2,600,000	2,357,186
(Ursinus College)
5.125% 1/1/33 (RADIAN)	2,000,000	1,911,120
(Widener University)
5.00% 7/15/39	7,915,000	7,458,384

(continues)     3

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for
Industrial Development
Revenue (First Philadelphia
Charter) 5.75% 8/15/32	$ 4,000,000	$ 4,022,440
Philadelphia Redevelopment
Authority Revenue (Beech
Student Housing Complex
Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	1,488,255
5.625% 7/1/28 (ACA)	1,000,000	1,007,810
Swarthmore Borough Authority
College Revenue (Swarthmore
College Project)
5.00% 9/15/31	15,000,000	15,130,499
Wilkes-Barre Finance Authority
University Revenue Refunding
(Wilkes University Project)
5.00% 3/1/37	3,000,000	2,743,620
		74,973,453
Electric Revenue Bonds – 0.38%
^Philadelphia Gas Works Revenue
Capital Appreciation Series C
6.884% 1/1/12 (AMBAC)	2,500,000	2,060,500
		2,060,500
Escrowed to Maturity Bonds – 7.29%
Delaware County Authority Health
Facilities Revenue (Mercy
Health Project)
6.00% 12/15/26	3,500,000	3,688,300
Pennsylvania Higher Educational
Facilities Authority College &
University Revenue (University
of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	4,791,638
Philadelphia Authority for
Industrial Development
Commercial Revenue (Girard
Estates Facilities Leasing
Project) 5.00% 5/15/27	4,500,000	4,503,510
Philadelphia Hospitals & Higher
Education Facilities Authority
Revenue (Presbyterian Medical
Center Project) 6.65% 12/1/19	13,000,000	15,366,000
Pittsburgh Water & Sewer
Authority Revenue (Crossover
Refunding Projects)
7.25% 9/1/14 (FGIC)	6,925,000	7,715,627
Southcentral General Authority
Revenue (Wellspan Health
Obligated Project)
5.625% 5/15/26	3,610,000	3,825,734
		39,890,809
Health Care Revenue Bonds – 12.26%
Allegheny County Hospital
Development Authority
Revenue (Ohio Valley General
Hospital Project) Series A
5.125% 4/1/35	1,750,000	1,611,978
Berks County Municipal Authority
Revenue (Health Care Reading
Hospital Pooled Financing
Project) 5.00% 3/1/28	11,750,000	11,834,482
Chester County Health &
Educational Facilities Authority
Revenue (Jefferson Health
Systems Project) Series B
5.375% 5/15/27	14,270,000	14,500,460
Cumberland County Municipal
Authority Revenue (Diakon
Lutheran Ministries Project)
5.00% 1/1/36	2,570,000	2,377,738
Lancaster County Hospital Authority
Revenue (General Hospital
Project) 4.50% 3/15/36	1,000,000	907,360
(Willow Valley Retirement
Project) 5.875% 6/1/31	2,100,000	2,155,650
Montgomery County Higher
Education & Health Authority
Revenue (Abington Memorial
Hospital) Series A
5.125% 6/1/32	6,500,000	6,472,375
Montgomery County Industrial
Development Authority
Revenue (Acts Retirement
Communities) Series A
4.50% 11/15/36	3,000,000	2,459,400
(Foulkeways at Gwynedd
Project) Series A
5.00% 12/1/24	1,000,000	946,260
5.00% 12/1/30	1,500,000	1,373,640
Mount Lebanon Hospital
Authority Revenue (St. Clair
Memorial Hospital Project)
Series A 5.625% 7/1/32	4,500,000	4,596,840
Pennsylvania Economic
Development Financing
Authority Revenue (Dr. Gertrude
A. Barber Center Project) 5.90%
12/1/30 (RADIAN)	2,250,000	2,355,773
Pennsylvania Higher Educational
Facilities Authority Revenue
(UPMC Health Systems Project)
Series A 6.00% 1/15/31	10,000,000	10,630,600
Philadelphia Hospitals & Higher
Education Facilities Authority
Revenue (Temple University
Health System) Series A
5.50% 7/1/30	5,000,000	4,869,650
		67,092,206

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 2.99%
Allegheny County Residential
Finance Authority Single Family
Mortgage Revenue
Series KK-2 5.40% 5/1/26
(GNMA) (AMT)	$ 2,540,000	$ 2,562,885
Series II-2 5.90% 11/1/32
(GNMA) (AMT)	725,000	740,537
Pennsylvania Housing Finance
Agency Single Family Mortgage
Series 66A 5.65% 4/1/29 (AMT)	415,000	420,988
Series 72A 5.35% 10/1/31(AMT)	5,190,000	5,386,287
Series 94A 5.15% 10/1/37 (AMT)	5,000,000	4,913,450
Philadelphia Authority for
Industrial Development
Revenue (Germantown Senior
Living Presbyterian Homes
Project) Series A
5.625% 7/1/35	2,295,000	2,312,740
		16,336,887
Lease Revenue Bonds – 4.33%
Allegheny County Industrial
Development Authority
Lease Revenue (Residential
Resource Project)
5.10% 9/1/26	1,370,000	1,317,611
5.125% 9/1/31	1,515,000	1,434,978
Philadelphia Authority for
Industrial Development Lease
Revenue Series B
5.25% 10/1/30 (FSA)	4,510,000	4,621,848
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facilities) Series I 5.25% 7/1/33	16,000,000	16,325,440
		23,699,877
Local General Obligation Bonds – 4.27%
Allegheny County Redevelopment
Authority Tax Increment
Revenue (Waterfront Project)
Series B 6.00% 12/15/10	500,000	515,850
Bucks County Industrial
Development Authority
Multi-Family Housing County-
Guaranteed (New Hope Manor
Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,291,755
5.50% 3/1/41(AMT)	5,340,000	5,415,347
Canon McMillan School District
Series B 5.25% 12/1/34 (FGIC)	3,580,000	3,677,591
Greater Johnstown School District
Series C 5.125% 8/1/25 (MBIA)	7,485,000	7,662,993
Lancaster County Series A
5.00% 11/1/27 (FGIC)	2,000,000	2,032,300
Montgomery County Series C
4.25% 12/15/31	2,000,000	1,814,320
•Washington County
Redevelopment Authority
Revenue (Victory Centre
Project – Tanger) Series A
5.45% 7/1/35	1,000,000	974,080
		23,384,236
§Pre-Refunded Bonds – 20.63%
Allegheny County Redevelopment
Authority Tax Increment
Revenue (Waterfront Project)
Series B 6.40% 12/15/18-10	1,500,000	1,623,690
Erie Water Authority Revenue Series A
5.125% 12/1/25-11 (MBIA)	4,000,000	4,226,080
Harrisburg Authority Office &
Parking Revenue Series A
6.00% 5/1/19-08	7,500,000	7,613,850
Lancaster County Hospital
Authority Revenue (General
Hospital Project)
5.50% 3/15/26-13	3,000,000	3,270,300
Lancaster Industrial Development
Authority Revenue (Garden
Spot Village Project) Series A
7.625% 5/1/31-10	1,650,000	1,826,303
McGuffey School District
5.125% 8/1/31-11 (FGIC)	2,000,000	2,105,800
Monroe County Hospital
Authority Revenue (Pocono
Medical Center Project)
6.00% 1/1/43-14	6,710,000	7,487,622
Montgomery County Higher
Education & Health Authority
Revenue (Catholic Health East)
Series C 5.50% 11/15/24-14	1,150,000	1,263,402
Norwin School District 6.00%
4/1/30-10 (FGIC)	2,000,000	2,112,020
Pennsylvania Higher Education
Assistance Agency
Capital Acquisition
5.875% 12/15/30-10 (MBIA)	7,385,000	7,883,561
Pennsylvania Higher Educational
Facilities Authority College &
University Revenue
(Drexel University Project)
6.00% 5/1/29-09	3,000,000	3,109,470
(Philadelphia University Project)
6.00% 6/1/29-10 (RADIAN)	1,800,000	1,908,396
(Thomas Jefferson University
Project) 5.00% 1/1/29-13	3,390,000	3,582,044

(continues)     5

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Pennsylvania State Public School
Building Authority Revenue
(Lehigh Career & Technical
Institute Project)
5.125% 10/1/28-13 (FGIC)	$ 2,800,000	$ 2,987,152
5.25% 10/1/32-13 (FGIC)	2,140,000	2,296,391
Pennsylvania State Turnpike
Commission Series F
5.00% 7/15/41-11 (AMBAC)	1,600,000	1,689,216
Philadelphia Hospitals & Higher
Educational Facilities Authority
Revenue (Chestnut Hill College
Project) 6.00% 10/1/29-09	4,360,000	4,618,635
Pittsburgh Water & Sewer
Authority Revenue First Lien
5.125% 12/1/31-12 (AMBAC)	10,000,000	10,608,200
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue
Series G 5.00% 7/1/33-13	1,970,000	2,092,022
Series G 5.00% 7/1/42-13	3,280,000	3,483,163
Series J 5.00% 7/1/34-14	3,550,000	3,796,370
Southcentral General Authority
Revenue (Wellspan Health
Obligated Project)
5.625% 5/15/26-11	16,390,000	17,609,415
St. Mary Hospital Authority Health
System Revenue (Catholic
Health East Project) Series B
5.375% 11/15/34-14	9,750,000	10,635,593
West Cornwall Township
Municipal Authority Revenue
(Elizabethtown College Project)
6.00% 12/15/27-11	1,615,000	1,759,284
Westmoreland County Municipal
Authority Service Revenue
5.25% 8/15/28-15 (FSA)	3,000,000	3,268,260
		112,856,239
Transportation Revenue Bonds – 9.24%
Allegheny County Airport
Revenue Refunding (Pittsburgh
International Airport Project)
Series A 5.75% 1/1/14
(MBIA) (AMT)	6,910,000	7,527,823
Delaware River Joint Toll Bridge
Commission 5.00% 7/1/28	3,000,000	3,035,340
Delaware River Port Authority
(Pennsylvania & New Jersey
Port District Project) Series B
5.70% 1/1/21 (FSA)	8,560,000	8,920,376
Erie Western Port Authority
General Revenue
6.25% 6/15/10 (AMT)	845,000	852,090
Lehigh Northampton Airport
Authority Revenue (Lehigh
Valley Airport Project) Series A
6.00% 5/15/25 (MBIA) (AMT)	1,525,000	1,590,636
6.00% 5/15/30 (MBIA) (AMT)	2,700,000	2,816,208
Pennsylvania Economic
Development Financing
Authority Exempt Facilities
Revenue (Amtrak Project)
Series A 6.375% 11/1/41 (AMT)	5,000,000	5,183,700
Pennsylvania Economic
Development Financing
Authority Revenue (30th
Street Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,597,470
Pennsylvania Turnpike
Commission Revenue
Series A 5.00% 12/1/34 (AMBAC)	8,000,000	8,145,440
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,540,025
Philadelphia Authority for
Industrial Development
Revenue (Sub-Air Cargo
Project) Series A
7.50% 1/1/25 (AMT)	2,500,000	2,657,825
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/33	1,030,000	1,026,230
5.00% 7/1/42	1,720,000	1,690,622
		50,583,785
Water & Sewer Revenue Bonds – 13.19%
Philadelphia Water & Waste
Revenue Series A
5.00% 7/1/35 (FSA)	5,000,000	5,115,150
&Philadelphia Water & Waste Revenue
5.28% 12/15/14 (AMBAC)	62,000,000	67,062,920
		72,178,070
Total Municipal Bonds
(cost $527,562,915)		552,244,549

Short-Term Investments – 0.51%
•Variable Rate Demand Notes – 0.51%
Allegheny County Industrial
Development Authority
Revenue (Oakland Catholic
High School Project)
3.97% 6/1/38	1,200,000	1,200,000
Allentown Commercial &
Industrial Development
Authority Revenue (Diocese of
Allentown) 4.00% 12/1/29	500,000	500,000

	Principal
	Amount	Value
Short-Term Investments (continued)
•Variable Rate Demand Notes (continued)
Pennsylvania Turnpike
Commission Revenue Series B
3.94% 12/1/22 (AMBAC)	$600,000	$ 600,000
Pennsylvania State University
Series A 3.94% 4/1/31	500,000	500,000
Total Short-Term Investments
(cost $2,800,000)		2,800,000

Total Value of Securities – 101.44%
(cost $530,362,915)		555,044,549
Liabilities Net of Receivables and
Other Assets – (1.44%)©		(7,898,330)
Net Assets Applicable to 69,251,425
Shares Outstanding – 100.00%		$547,146,219

Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($528,631,677 / 66,908,100 Shares)		$7.90
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($9,240,938 / 1,169,892 Shares)		$7.90
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($9,273,604 / 1,173,433 Shares)		$7.90

Components of Net Assets at August 31, 2007:
Shares of beneficial interest
(unlimited authorization - no par)		$542,238,795
Undistributed investment income		93
Accumulated net realized loss on investments		(19,774,303)
Net unrealized appreciation of investments		24,681,634
Total net assets		$547,146,219

&	Security held in a trust in connection with Inverse Floater security $46,500,000, 5.28%, 12/15/14. See Note 7 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of August 31, 2007.

©	Includes $15,500,000 in liability for Inverse Floater program. See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$7.90
Sales charge (4.50% of offering price) (B)	0.37
Offering price	$8.27

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations

Delaware Tax-Free Pennsylvania Fund

Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest		$14,688,738

Expenses:
Management fees	$1,535,360
Distribution expenses – Class A	745,586
Distribution expenses – Class B	50,470
Distribution expenses – Class C	45,023
Interest and related expenses	332,418
Dividend disbursing and transfer agent fees and expenses	160,418
Accounting and administration expenses	112,747
Legal fees	35,483
Reports and statements to shareholders	22,860
Audit and taxes	17,405
Trustees’ fees and benefits	12,884
Registration fees	10,737
Insurance fees	7,281
Custodian fees	5,179
Consulting fees	4,634
Dues and services	1,562
Pricing fees	1,212
Trustees’ expenses	1,103	3,102,362
Less waived distribution expenses – Class A		(118,876)
Less expenses absorbed or waived		(30,834)
Less expense paid indirectly		(2,024)
Total operating expenses		2,950,628
Net Investment Income		11,738,110

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(270,209)
Net change in unrealized appreciation/depreciation of investments		(15,999,504)
Net Realized and Unrealized Loss on Investments		(16,269,713)

Net Decrease in Net Assets Resulting from Operations		$(4,531,603)

See accompanying notes

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six Months	Year
	Ended	Ended
	8/31/07	2/28/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,738,110	$24,071,852
Net realized gain (loss) on investments	(270,209)	1,079,873
Net change in unrealized appreciation/depreciation of investments	(15,999,504)	684,639
Net increase (decrease) in net assets resulting from operations	(4,531,603)	25,836,364

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,522,126)	(23,522,886)
Class B	(174,574)	(486,530)
Class C	(155,803)	(281,238)
	(11,852,503)	(24,290,654)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,254,858	23,764,382
Class B	46,168	411,121
Class C	1,401,988	922,698

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,848,003	14,109,748
Class B	100,720	284,198
Class C	117,316	218,644
	21,769,053	39,710,791

Cost of shares repurchased:
Class A	(28,873,351)	(56,500,905)
Class B	(2,270,118)	(6,786,202)
Class C	(395,170)	(710,814)
	(31,538,639)	(63,997,921)
Decrease in net assets derived from capital share transactions	(9,769,586)	(24,287,130)
Net Decrease in Net Assets	(26,153,692)	(22,741,420)

Net Assets:
Beginning of period	573,299,911	596,041,331
End of period (including undistributed net investment income of $93 and $—, respectively)	$547,146,219	$573,299,911

See accompanying notes

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	8/31/07[1]	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
	(Unaudited)
Net asset value, beginning of period	$8.140	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.169	0.337	0.347	0.365	0.365	0.374
Net realized and unrealized gain (loss) on investments	(0.238)	0.033	(0.030)	(0.110)	0.110	0.189
Total from investment operations	(0.069)	0.370	0.317	0.255	0.475	0.563

Less dividends and distributions from:
Net investment income	(0.171)	(0.340)	(0.347)	(0.365)	(0.365)	(0.373)
Total dividends and distributions	(0.171)	(0.340)	(0.347)	(0.365)	(0.365)	(0.373)

Net asset value, end of period	$7.900	$8.140	$8.110	$8.140	$8.250	$8.140

Total return[2]	(0.85% )	4.68%	3.97%	3.23%	6.00%	7.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$528,632	$553,230	$570,329	$599,172	$638,325	$669,042
Ratio of expenses to average net assets[3]	1.02%	1.02%	0.91%	0.89%	0.90%	0.92%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.07%	1.08%	0.95%	0.93%	0.94%	0.92%
Ratio of net investment income to average net assets	4.19%	4.18%	4.27%	4.54%	4.47%	4.69%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.14%	4.12%	4.23%	4.50%	4.43%	4.69%
Portfolio turnover	7%	10%	13%	11%	12%	18%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the six months ended August 31, 2007 and the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	8/31/07[1]	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
	(Unaudited)
Net asset value, beginning of period	$8.130	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.138	0.275	0.285	0.303	0.301	0.312
Net realized and unrealized gain (loss) on investments	(0.228)	0.023	(0.030)	(0.110)	0.110	0.189
Total from investment operations	(0.090)	0.298	0.255	0.193	0.411	0.501

Less dividends and distributions from:
Net investment income	(0.140)	(0.278)	(0.285)	(0.303)	(0.301)	(0.311)
Total dividends and distributions	(0.140)	(0.278)	(0.285)	(0.303)	(0.301)	(0.311)

Net asset value, end of period	$7.900	$8.130	$8.110	$8.140	$8.250	$8.140

Total return[2]	(1.11% )	3.76%	3.17%	2.44%	5.17%	6.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,241	$11,660	$17,762	$23,235	$29,589	$34,914
Ratio of expenses to average net assets[3]	1.79%	1.79%	1.68%	1.67%	1.68%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.80%	1.81%	1.68%	1.67%	1.68%	1.70%
Ratio of net investment income to average net assets	3.42%	3.41%	3.50%	3.76%	3.69%	3.91%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.41%	3.39%	3.50%	3.76%	3.69%	3.91%
Portfolio turnover	7%	10%	13%	11%	12%	18%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the six months ended August 31, 2007 and the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

(continues)     11

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	8/31/07[1]	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
	(Unaudited)
Net asset value, beginning of period	$8.140	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.138	0.275	0.284	0.302	0.301	0.312
Net realized and unrealized gain (loss) on investments	(0.238)	0.033	(0.030)	(0.110)	0.110	0.189
Total from investment operations	(0.100)	0.308	0.254	0.192	0.411	0.501

Less dividends and distributions from:
Net investment income	(0.140)	(0.278)	(0.284)	(0.302)	(0.301)	(0.311)
Total dividends and distributions	(0.140)	(0.278)	(0.284)	(0.302)	(0.301)	(0.311)

Net asset value, end of period	$7.900	$8.140	$8.110	$8.140	$8.250	$8.140

Total return[2]	(1.24% )	3.88%	3.17%	2.43%	5.17%	6.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,273	$8,410	$7,950	$6,857	$6,070	$5,197
Ratio of expenses to average net assets[3]	1.79%	1.79%	1.68%	1.67%	1.68%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.80%	1.81%	1.68%	1.67%	1.68%	1.70%
Ratio of net investment income to average net assets	3.42%	3.41%	3.50%	3.76%	3.69%	3.91%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.41%	3.39%	3.50%	3.76%	3.69%	3.91%
Portfolio turnover	7%	10%	13%	11%	12%	18%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the six months ended August 31, 2007 and the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

August 31, 2007 (Unaudited)

Delaware Group State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other then dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective August 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustee’s fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sales, but rather a form of financing for accounting purposes whereby cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fee expenses are recorded on the accrual basis.

For the six months ended August 31, 2007, the Fund had an average daily liability from the participation in inverse floater programs of $15,500,000 and recorded interest expense at an average rate of 4.25%.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

(continues)     13

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective July 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater expenses, 12b-1 expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigations, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations, do not exceed 0.67% of average daily net assets of the Fund through June 30, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to waive distribution and service fees through June 30, 2008 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$249,838
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	46,828
Distribution fees payable to DDLP	119,716
Other expenses payable to DMC and affiliates*	23,595

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended August 31, 2007, the Fund was charged $11,631 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended August 31, 2007, DDLP earned $24,256 for commissions on sales of the Fund’s Class A shares. For the six months ended August 31, 2007, DDLP received gross CDSC commissions of $15, $1,572 and $372 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $72,694.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2007, the Fund made purchases of $18,039,520 and sales of $ 26,350,262 of investment securities other than short-term investments.

At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments was $516,452,349. At August 31, 2007, net unrealized appreciation was $23,092,200, of which $26,111,751, related to unrealized appreciation of investments and $3,019,551 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2007 and the year ended February 28, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	8/31/07*	2/28/07
Tax-exempt income	$11,852,503	$24,290,654

*Tax information for the six months ended August 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$542,238,795
Realized losses 3/1/07 - 8/31/07	(270,209)
Distributions payable	(575,025)
Undistributed tax-exempt income	575,118
Capital loss carryforwards as of 2/28/07	(17,914,660)
Unrealized appreciation of investments	23,092,200
Net assets	$547,146,219

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of the inverse floater program.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of the Fund’s participation in inverse floater programs. Results of operations and net assets were not affected by these reclassifications. For the six months ended August 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$114,486
Accumulated net realized loss	(114,486)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 28, 2007 will expire as follows: $8,113,195 expires in 2008, $8,323,306 expires in 2009, $1,161,652 expires in 2010 and $316,507 expires in 2014.

For the six months ended August 31, 2007, the Fund had capital loss of $270,209 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	8/31/07	2/28/07
Shares sold:
Class A	1,657,507	2,958,328
Class B	5,725	50,847
Class C	174,726	114,358

Shares issued upon reinvestment of
dividends and distributions:
Class A	856,094	1,750,610
Class B	12,590	35,281
Class C	14,671	27,127
	2,721,313	4,936,551
Shares repurchased:
Class A	(3,603,185)	(7,014,187)
Class B	(281,837)	(842,368)
Class C	(49,419)	(87,938)
	(3,934,441)	(7,944,493)
Net decrease	(1,213,128)	(3,007,942)

For the six months ended August 31, 2007 and the year ended February 28, 2007, 185,509 Class B shares were converted to 185,509 Class A shares valued at $1,495,554 and 467,467 Class B shares were converted to 467,467 Class A shares valued at $3,766,675, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Inverse Floaters

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statement of net assets.

(continues)     15

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds’ allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2007, or at any time during the period then ended.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

12. Change in Custodian

On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Other Fund information (unaudited)

Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and 10-year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and 10-year periods was in the second quartile of its Performance Universe and that the Fund’s total return for the three- and five-year periods was in the first quartile. The Board was satisfied with performance.

(continues)     17

Other Fund information (unaudited)

Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that the investment manager had agreed to certain expense waivers and reimbursements to offset total expenses of the Fund. The Board was satisfied with the total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2258)	Printed in the USA
SA-007 [8/07] CGI 10/07	MF-07-09-005 PO12302

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP STATE TAX-FREE INCOME TRUST

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 29, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 29, 2007